INCOME TAXES - Expense reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective income tax [abstract]
Statutory income tax (expense) recovery	$ 53	$ (34)	$ (69)
Reduction (increase) resulting from:
Decrease (increase) in tax assets not recognized	34	(52)	230
Differences between statutory rate and future tax rate	(7)	1	95
Subsidiaries’ income taxed at different rates	68	38	87
Other	(1)	4	0
Total income tax recovery (expense)	$ 147	$ (43)	$ 343
Effective income tax rate	76.60%	35.00%	(142.90%)